RIGHT-OF-USE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Right-of-use Assets Net
SCHEDULE OF RIGHT-OF-USE ASSETS, NET

Right-of-use assets relate to office space leased by the Group. The amount in respect of lease are as follows:

Properties
USD
At 1 April 2023	-
Additions (a)	482,619
Amortization	(99,580)
Modification adjustment (b)	(25,837)
At 31 March 2024	357,202
Amortization	(63,036)
At 30 September 2024	294,166

Notes:

(a)	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.

(b)	There was rent review in February 2024 and a modification adjustment was made to account for the change in monthly rent.

Right-of-use assets relate to office space leased by the Group. The amount in respect of lease are as follows:

Properties
USD

At 1 April 2023	-
Additions (a)	482,619
Amortisation	(99,580)
Modification adjustment (b)	(25,837)
At 31 March 2024:	357,202

Note:

(a)	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.
(b)	There was rent review in February 2024 and modification adjustment were made to account for the change in monthly rent.